ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2019	2018
Voyage expenses	17,997	10,223
Ship operating expenses	20,741	7,546
Administrative expenses	1,196	1,200
Tax expenses	117	76
Interest expenses	4,688	7,598
	44,739	26,643